Cover	Feb. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2023
Entity File Number	0-28082
Entity Registrant Name	KVH Industries, Inc.
Entity Central Index Key	0001007587
Entity Tax Identification Number	05-0420589
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Enterprise Center
Entity Address, City or Town	Middletown
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02842
City Area Code	401
Local Phone Number	847-3327
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KVHI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false